Loans And Allowance For Credit Losses (Loans By Domicile And Type Of Industry Of Borrower Segment Classification) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Domestic and Foreign
Unearned income, unamortized premiums-net and deferred loan fees-net	¥ (100,965)		¥ (102,871)
Total	86,916,948	[1]	87,501,975	[1]
Loan held for sale	50,719		65,162
Foreign Loans [Member]
Foreign
Total foreign	20,961,372		20,052,200
Foreign Loans [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	3,798,972	[2]	3,565,502	[2]
Foreign Loans [Member] | Government And Other Official Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	528,844		516,637
Foreign Loans [Member] | Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	13,619,545		13,116,390
Foreign Loans [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	3,014,011		2,853,671
Domestic Loans [Member]
Domestic
Total domestic	66,056,541		67,552,646
Domestic Loans [Member] | Manufacturing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	11,541,792		11,248,033
Domestic Loans [Member] | Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	1,211,955		1,280,899
Domestic Loans [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	11,233,897		11,660,798
Domestic Loans [Member] | Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	3,180,294		3,417,689
Domestic Loans [Member] | Wholesale And Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	8,266,411		8,443,580
Domestic Loans [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	3,274,124	[2]	3,421,419	[2]
Domestic Loans [Member] | Communication And Information Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	1,242,428		1,249,272
Domestic Loans [Member] | Other Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	8,165,703		8,410,092
Domestic Loans [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	¥ 17,939,937		¥ 18,420,864

[1]	The above table includes loans held for sale of ¥65,162 million at March 31, 2011 and ¥50,719 million at September 30, 2011 which are carried at the lower of cost or estimated fair value.
[2]	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.